EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNING PER SHARE [Abstract]
Net Earnings Per Ordinary Share Attributable to Equity Holders of Group
The net earnings per ordinary share were determined based on the net income attributable to equity holders of the Group as follows:

	2024	2023	2022

Net income attributable to equity holders of Credicorp (in thousands of soles)	5,501,254	4,865,540	4,647,818

Number of stock
Ordinary stock, Note 16(a)	94,382,317	94,382,317	94,382,317
Less – opening balance of treasury stock	(14,886,096)	(14,849,223)	(14,850,369)
Sale (acquisition) of treasury stock, net	(46,444)	(55,283)	(3,615)
Weighted average number of ordinary shares for basic earnings	79,449,777	79,477,811	79,528,333
Plus - dilution effect - stock awards	169,307	177,709	168,462
Weighted average number of ordinary shares adjusted for the effect of dilution	79,619,084	79,655,520	79,696,795

Basic earnings per share (in soles)	69.24	61.22	58.44
Diluted earnings per share (in soles)	69.09	61.08	58.32